Fair Value of Financial Instruments (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	$ 3,781,791,000	$ 1,603,139,000
Financial instruments sold, not yet purchased, at fair value	1,721,892,000	1,311,324,000
Long listed equity option contracts	1,300,000	200,000
Short listed equity option contracts	1,500,000	300,000
Derivative instruments designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	3,500,000	4,600,000
Derivative Instruments not designated as hedging instruments [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	298,400,000	75,700,000
Financial instruments sold, not yet purchased, at fair value	289,100,000	86,000,000
Derivative Instruments not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	500,000	0
Derivative Instruments not designated as hedging instruments [Member] | Embedded conversion derivative [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments sold, not yet purchased, at fair value	17,500,000	33,900,000
Derivative Instruments not designated as hedging instruments [Member] | Total return swap [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments sold, not yet purchased, at fair value	17,000,000	11,500,000
Derivative Instruments not designated as hedging instruments [Member] | Listed equity options [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	280,400,000	41,800,000
Financial instruments sold, not yet purchased, at fair value	254,500,000	40,600,000
Derivative Instruments not designated as hedging instruments [Member] | Purchased call options [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	$ 17,500,000	$ 33,900,000